BNY Mellon Ultra Short Income ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 37.5%
Automobiles & Components — 1.5%
American Honda Finance Corp., Sr. Unscd. Notes	1.30	9/9/2026	300,000	296,288
BMW US Capital LLC, Gtd. Notes(a)	4.90	4/2/2027	600,000	603,724
BMW US Capital LLC, Gtd. Notes, (3 Month SOFRIX +0.92%)(a),(b)	4.58	8/13/2027	1,200,000	1,202,080
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	4/6/2026	250,000	250,024
General Motors Financial Co., Inc., Sr. Unscd. Notes, (3 Month SOFRIX +1.35%)(b)	5.01	5/8/2027	1,350,000	1,358,105
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	3.45	1/6/2027	325,000	323,049
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	5.10	8/3/2028	1,500,000	1,523,399
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	5.20	8/3/2026	325,000	326,074
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	1,750,000	1,764,280
Toyota Motor Credit Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.65%)(b)	4.30	3/19/2027	750,000	751,431
				8,398,454
Banks — 21.7%
ANZ New Zealand Int’l Ltd., Gtd. Notes, (3 Month SOFRCOMPOUND +0.61%)(a),(b)	4.28	1/22/2029	2,000,000	1,998,123
ASB Bank Ltd., Sr. Unscd. Notes(a)	5.40	11/29/2027	2,000,000	2,036,857
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.65%)(a),(b)	4.30	9/30/2027	1,000,000	1,003,889
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.68%)(a),(b)	4.35	7/16/2027	900,000	902,512
Bank of America Corp., Sr. Unscd. Notes	3.25	10/21/2027	2,000,000	1,973,610
Bank of America NA, Sr. Unscd. Notes	5.53	8/18/2026	300,000	301,316
Bank of Montreal, Sr. Unscd. Notes	5.20	2/1/2028	4,200,000	4,264,663
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	325,000	327,275
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	3,500,000	3,486,526
Barclays PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.88%)(b)	5.53	9/13/2027	750,000	752,991
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes, (3 Month SOFR +1.22%)(b)	4.90	10/2/2026	375,000	376,195
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.72%)(b)	4.39	1/13/2028	1,500,000	1,500,847
Citibank NA, Sr. Unscd. Notes	5.80	9/29/2028	3,500,000	3,634,783
Citigroup, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.77%)(b)	4.42	6/9/2027	1,600,000	1,601,118
Cooperatieve Rabobank UA, Sr. Notes, (3 Month SOFRCOMPOUND +0.59%)(b)	4.26	10/17/2028	4,200,000	4,205,621
DBS Group Holdings Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.60%)(a),(b)	4.25	3/21/2028	2,250,000	2,253,773
HSBC USA, Inc., Sr. Unscd. Notes	4.65	6/3/2028	4,200,000	4,226,871
ING Groep NV, Sr. Unscd. Notes	3.95	3/29/2027	600,000	598,311
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	4,200,000	4,207,875
JPMorgan Chase & Co., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.92%)(b)	4.59	4/22/2028	2,000,000	2,006,574
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	325,000	326,861
KeyBank NA, Sr. Unscd. Notes	5.85	11/15/2027	2,250,000	2,297,823
Lloyds Banking Group PLC, Sr. Unscd. Notes, (3 Month SOFRIX +1.06%)(b)	4.72	11/26/2028	2,400,000	2,410,782
Lloyds Banking Group PLC, Sr. Unscd. Notes, (3 Month SOFRIX +1.58%)(b)	5.26	1/5/2028	1,850,000	1,864,716
Macquarie Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.92%)(a),(b)	4.57	7/2/2027	2,050,000	2,060,485
Manufacturers & Traders Trust Co., Sr. Unscd. Notes	4.70	1/27/2028	4,200,000	4,226,188

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 37.5% (continued)
Banks — 21.7% (continued)
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.74	3/7/2029	2,000,000	1,968,386
Morgan Stanley Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.87%)(b)	4.52	5/26/2028	2,280,000	2,281,013
Morgan Stanley Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.17%)(b)	4.83	10/30/2026	500,000	502,184
National Australia Bank Ltd., Sr. Unscd. Notes(a)	1.89	1/12/2027	375,000	368,685
National Australia Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.60%)(a),(b)	4.27	10/26/2027	1,750,000	1,755,239
National Bank of Canada, Gtd. Notes, (3 Month SOFRCOMPOUND +0.77%)(b)	4.44	1/20/2029	4,200,000	4,205,300
National Bank of Canada, Gtd. Notes, (3 Month SOFRIX +1.03%)(b)	4.71	7/2/2027	750,000	751,055
NatWest Markets PLC, Sr. Unscd. Notes(a)	1.60	9/29/2026	225,000	222,124
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.80%)(a),(b)	4.46	11/6/2028	2,000,000	2,001,221
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.90%)(a),(b)	4.56	5/17/2027	500,000	501,728
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.95%)(a),(b)	4.60	3/21/2028	1,400,000	1,405,751
PNC Bank NA, Sr. Unscd. Notes	3.10	10/25/2027	2,000,000	1,967,155
Royal Bank of Canada, Sr. Unscd. Notes, (3 Month SOFRIX +0.95%)(b)	4.62	1/19/2027	650,000	652,683
Standard Chartered PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.17%)(a),(b)	4.83	5/14/2028	4,200,000	4,221,525
Standard Chartered PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.93%)(a),(b)	5.60	7/6/2027	400,000	401,492
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	225,000	225,757
State Street Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.85%)(b)	4.51	8/3/2026	600,000	600,207
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.40	9/17/2026	300,000	296,417
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.90	9/17/2028	4,200,000	3,945,394
Sumitomo Mitsui Trust Bank Ltd., Sr. Unscd. Notes(a)	5.65	9/14/2026	325,000	327,014
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	3,800,000	3,877,573
The Bank of Nova Scotia, Sr. Unscd. Notes	5.35	12/7/2026	750,000	755,844
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.71%)(b)	4.38	1/21/2029	2,000,000	1,998,079
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.12%)(b)	4.78	2/24/2028	2,000,000	2,008,668
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.60	7/23/2026	325,000	323,315
The PNC Financial Services Group, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.62%)(b)	4.29	1/26/2029	2,000,000	1,998,771
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	4,000,000	4,052,354
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.53	7/17/2026	200,000	200,862
The Toronto-Dominion Bank, Sr. Unscd. Notes, (3 Month SOFR +0.73%)(b)	4.41	4/5/2027	850,000	851,658
Truist Bank, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.66%)(b)	4.33	1/27/2029	2,000,000	1,998,468
Truist Bank, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.77%)(b)	4.44	7/24/2028	500,000	500,417
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	1,950,000	1,869,541
U.S. Bancorp, Sr. Unscd. Notes, Ser. V	2.38	7/22/2026	325,000	323,383
UBS Group AG, Sr. Unscd. Notes(a)	4.28	1/9/2028	4,200,000	4,185,941
United Overseas Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRIX +0.58%)(a),(b)	4.23	4/2/2028	2,200,000	2,207,620
US Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.69%)(b)	4.36	10/22/2027	1,600,000	1,600,860
Wells Fargo & Co., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.78%)(b)	4.45	1/24/2028	2,000,000	1,999,682
Wells Fargo Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.07%)(b)	4.72	12/11/2026	900,000	902,537

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 37.5% (continued)
Banks — 21.7% (continued)
Westpac Banking Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.50%)(a),(b)	4.15	3/6/2028	2,200,000	2,197,757
Westpac Banking Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.52%)(b)	4.17	6/3/2026	1,900,000	1,900,923
				119,201,168
Beverage Products — 1.1%
PepsiCo, Inc., Sr. Unscd. Notes	4.45	2/7/2028	2,000,000	2,016,984
The Coca-Cola Company, Sr. Unscd. Notes	1.00	3/15/2028	4,200,000	3,970,338
				5,987,322
Diversified Financials — 1.0%
American Express Co., Sr. Unscd. Notes	2.55	3/4/2027	750,000	739,254
The Charles Schwab Corp., Sr. Unscd. Notes	3.20	1/25/2028	4,200,000	4,133,814
The Charles Schwab Corp., Sr. Unscd. Notes	5.88	8/24/2026	350,000	352,058
The Charles Schwab Corp., Sr. Unscd. Notes, (3 Month SOFRIX +0.52%)(b)	4.18	5/13/2026	300,000	300,005
				5,525,131
Energy — .5%
BP Capital Markets PLC, Gtd. Notes	3.72	11/28/2028	2,000,000	1,971,329
Chevron USA, Inc., Gtd. Notes	4.48	2/26/2028	1,000,000	1,008,072
				2,979,401
Health Care — 4.1%
AbbVie, Inc., Sr. Unscd. Notes	2.95	11/21/2026	350,000	347,535
AbbVie, Inc., Sr. Unscd. Notes	4.65	3/15/2028	4,200,000	4,239,634
CVS Health Corp., Sr. Unscd. Notes	3.00	8/15/2026	300,000	298,236
Eli Lilly & Co., Sr. Unscd. Notes	4.55	2/12/2028	4,200,000	4,235,500
Merck & Co., Inc., Gtd. Notes	3.85	9/15/2027	2,300,000	2,297,889
Merck & Co., Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.57%)(b)	4.22	3/15/2029	2,000,000	2,004,963
Roche Holdings, Inc., Gtd. Notes, (3 Month SOFRCOMPOUND +0.74%)(a),(b)	4.40	11/13/2026	650,000	650,979
Sanofi SA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.54%)(b)	4.20	11/3/2028	4,200,000	4,213,022
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	7,000	6,968
The Cigna Group, Gtd. Notes	4.38	10/15/2028	4,200,000	4,197,348
				22,492,074
Industrial — 1.9%
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.49%)(b)	4.15	2/23/2029	4,000,000	3,993,018
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.52%)(b)	4.18	5/14/2027	750,000	751,050
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.56%)(b)	4.22	11/15/2027	1,000,000	1,001,187
John Deere Capital Corp., Sr. Unscd. Notes	1.70	1/11/2027	350,000	343,607
John Deere Capital Corp., Sr. Unscd. Notes	4.75	1/20/2028	4,200,000	4,257,822
				10,346,684
Information Technology — .8%
Oracle Corp., Sr. Unscd. Notes	2.65	7/15/2026	300,000	298,394
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	4,200,000	3,944,884
				4,243,278
Internet Software & Services — .3%
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	1,950,000	1,927,026
Media — 1.1%
Comcast Corp., Gtd. Notes	2.35	1/15/2027	750,000	739,430

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 37.5% (continued)
Media — 1.1% (continued)
Comcast Corp., Gtd. Notes	4.55	1/15/2029	4,200,000	4,231,338
The Walt Disney Company, Gtd. Notes	3.75	3/14/2029	1,000,000	988,789
				5,959,557
Real Estate — .1%
Simon Property Group LP, Sr. Unscd. Notes	1.38	1/15/2027	725,000	708,999
Retailing — 1.9%
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	9/15/2028	4,200,000	3,948,189
Starbucks Corp., Sr. Unscd. Notes	2.00	3/12/2027	1,950,000	1,908,564
Target Corp., Sr. Unscd. Notes	1.95	1/15/2027	700,000	689,173
Target Corp., Sr. Unscd. Notes	4.35	6/15/2028	4,200,000	4,220,780
				10,766,706
Technology Hardware & Equipment — .8%
International Business Machines Corp., Sr. Unscd. Notes	4.65	2/10/2028	4,200,000	4,228,111
Telecommunication Services — .7%
AT&T, Inc., Sr. Unscd. Notes	4.25	3/1/2027	1,900,000	1,899,427
Cisco Systems, Inc., Sr. Unscd. Notes	4.55	2/24/2028	1,250,000	1,263,186
T-Mobile USA, Inc., Gtd. Notes	3.75	4/15/2027	600,000	596,399
				3,759,012
Total Corporate Bonds and Notes (cost $206,623,063)				206,522,923
U.S. Treasury Securities — 4.4%
U.S. Treasury Notes	1.25	4/30/2028	5,000,000	4,745,703
U.S. Treasury Notes	3.38	9/15/2028	3,700,000	3,662,133
U.S. Treasury Notes	3.50	1/31/2028	10,000,000	9,943,750
U.S. Treasury Notes	4.00	1/15/2027	3,800,000	3,807,790
U.S. Treasury Notes	4.13	11/15/2027	2,000,000	2,008,828
Total U.S. Treasury Securities (cost $24,167,431)				24,168,204

	Annualized Yield (%)
Commercial Paper — 57.5%
ABN AMRO Funding USA LLC(a),(c)	3.89	9/17/2026	12,000,000	11,778,245
Albion Capital Corporation SA(c)	4.02	4/27/2026	18,000,000	17,948,491
Australia & New Zealand Banking Group Ltd.(a),(c)	3.74	9/8/2026	10,000,000	9,828,386
Autobahn Funding Company LLC(a),(c)	3.78	4/6/2026	15,000,000	14,990,778
BofA Securities, Inc.(c)	3.70	10/23/2026	5,000,000	4,888,213
Canadian Imperial Bank of Commerce, (1 Month SOFR +0.31%)(a),(b)	3.99	9/8/2026	4,500,000	4,500,181
Caterpillar, Inc.(c)	3.77	4/2/2026	8,000,000	7,998,375
Collateralized Commercial Paper V Co., LLC, (1 Month SOFR +0.28%)(b)	3.96	10/30/2026	5,000,000	4,997,705
Commonwealth Bank of Australia(a),(c)	3.74	3/12/2027	7,000,000	6,734,426
CRC Funding LLC, (1 Month SOFR +0.23%)(a),(b)	3.91	5/13/2026	5,000,000	5,000,836
Credit Industriel et Commercial, (1 Month SOFR +0.27%)(a),(b)	3.95	4/2/2026	6,000,000	6,000,063
Danske Bank(a),(c)	3.73	10/27/2026	5,000,000	4,886,347
DBS Bank Ltd.(a),(c)	3.84	6/5/2026	12,600,000	12,511,897
Exxon Mobil Corp.(c)	3.75	4/1/2026	12,000,000	11,998,800
Federation des Caisses Desjardins du Quebec(c)	3.77	3/15/2027	10,000,000	9,621,274
Federation des Caisses Desjardins du Quebec(a),(c)	3.90	3/19/2027	5,000,000	4,808,426
HSBC Bank PLC, (1 Month SOFR +0.25%)(a),(b)	3.93	6/17/2026	5,000,000	5,000,077
ING US Funding LLC(a),(c)	4.37	4/6/2026	1,500,000	1,499,078
ING US Funding LLC, (1 Month SOFR +0.22%)(a),(b)	3.90	9/9/2026	10,000,000	9,996,698

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Paper — 57.5% (continued)
Lloyds Bank Corp.(c)	3.95	11/19/2026	7,000,000	6,822,279
LMA Americas LLC(a),(c)	3.77	9/3/2026	8,000,000	7,862,998
LMA Americas LLC(a),(c)	3.91	5/22/2026	5,000,000	4,972,113
Macquarie Bank Ltd.(a),(c)	3.79	7/1/2026	7,000,000	6,930,209
Macquarie Bank Ltd.(a),(c)	4.37	4/30/2026	4,250,000	4,236,719
Manhattan Asset Funding Co., LLC(a),(c)	3.94	4/20/2026	6,500,000	6,486,514
Manhattan Asset Funding Co., LLC, (1 Month SOFR +0.30%)(a),(b)	3.98	10/1/2026	10,000,000	10,000,493
National Australia Bank Ltd., (1 Month SOFR +0.20%)(a),(b)	3.88	9/16/2026	9,000,000	9,000,360
Old Line Funding LLC, (1 Month SOFR +0.29%)(a),(b)	3.97	7/2/2026	5,000,000	5,000,123
Oversea-Chinese Banking Corp Ltd.(a),(c)	3.84	6/3/2026	12,000,000	11,917,871
Paradelle Funding LLC, (1 Month SOFR +0.27%)(b)	3.95	11/16/2026	6,000,000	5,999,356
Podium Funding Trust(c)	3.82	7/16/2026	4,500,000	4,448,087
Sanofi SA(a),(c)	3.83	4/17/2026	15,000,000	14,973,973
Sheffield Receivables Corp.(a),(c)	3.80	4/8/2026	8,000,000	7,993,434
Sheffield Receivables Corp.(a),(c)	3.80	6/11/2026	9,000,000	8,930,628
Societe Generale SA(a),(c)	3.81	7/31/2026	12,362,000	12,200,201
Starbird Funding Corp., (3 Month SOFR +0.22%)(a),(b)	3.90	9/17/2026	8,000,000	7,998,910
Svenska Handelsbanken AB, (1 Month SOFR +0.22%)(a),(b)	3.90	11/10/2026	7,000,000	7,000,396
Swedbank AB(a),(c)	3.90	3/23/2027	10,000,000	9,611,465
The Bank of Nova Scotia, (3 Month SOFR +0.30%)(a),(b)	3.98	2/23/2027	5,000,000	4,995,898
Westpac Banking Corp., (1 Month SOFR +0.28%)(a),(b)	3.96	5/29/2026	4,000,000	4,001,246
Total Commercial Paper (cost $316,419,787)				316,371,569

	1-Day Yield (%)	Shares
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,062,522)	3.59	1,062,522	1,062,522
Total Investments (cost $548,272,803)		99.6%	548,125,218
Cash and Receivables (Net)		.4%	1,957,143
Net Assets		100.0%	550,082,361

SOFR—Secured Overnight Financing Rate
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to $276,330,030 or 50.2% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is a discount security. Income is recognized through the accretion of discount.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Ultra Short Income ETF
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Paper	—	316,371,569	—	316,371,569
Corporate Bonds and Notes	—	206,522,923	—	206,522,923
U.S. Treasury Securities	—	24,168,204	—	24,168,204
Investment Companies	1,062,522	—	—	1,062,522
	1,062,522	547,062,696	—	548,125,218

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

At March 31, 2026, accumulated net unrealized depreciation on investments was $147,585, consisting of $347,733 gross unrealized appreciation and $495,318 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.